Financial Asset and Liabilities Offsetting (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Schedule of Assets and Liabilities Subject to a Master Netting Arrangement Not Offset

As of December 31, 2018, 2017 and January 1, 2017, the amount of assets and liabilities subject to a master netting arrangement not offset is as follows:

12/31/2018	Amounts subject to a master netting arrangement not offset		Net amount
	Financial asset / (Financial liability)	Collateral
Credit cards transactions	(1,937,072)	530,451	(1,406,621)

Total	(1,937,072)	530,451	(1,406,621)

12/31/2017	Amounts subject to a master netting arrangement not offset		Net amount
	Financial asset / (Financial liability)	Collateral
Credit cards transactions	(1,936,899)	457,800	(1,479,099)

Total	(1,936,899)	457,800	(1,479,099)

01/01/2017	Amounts subject to a master netting arrangement not offset		Net amount
	Financial asset / (Financial liability)	Collateral
Credit cards transactions	(1,420,263)	390,855	(1,029,408)

Total	(1,420,263)	390,855	(1,029,408)